BlueStar Israel Technology ETF
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Value

COMMON STOCKS - 99.3%
Cayman Islands - 0.8%
Software - 0.8% (d)
Sapiens International Corp NV	47,049	$869,466

Gibraltar - 0.6%
Hotels, Restaurants & Leisure - 0.6%
888 Holdings PLC (a)	597,983	628,592

Guernsey - 7.8%
IT Services - 7.8%
Amdocs, Ltd.	94,217	8,564,325

Israel - 61.4%
Aerospace & Defense - 3.6%
Elbit Systems, Ltd.	24,071	3,948,607
Communications Equipment - 2.9%
AudioCodes, Ltd.	39,748	711,092
Ceragon Networks, Ltd. (a)	217,621	415,656
Gilat Satellite Networks, Ltd. (a)	98,749	572,744
Radware, Ltd. (a)	49,653	980,647
Silicom, Ltd. (a)	11,680	492,312
Total Communications Equipment		3,172,451
Diversified Financial Services - 2.0%
Plus500, Ltd.	101,507	2,213,823
Electronic Equipment, Instruments & Components - 0.6%
Innoviz Technologies, Ltd. (a)(b)	176,110	692,112
Health Care Equipment & Supplies - 4.0%
Alpha Tau Medical, Ltd. (a)(b)	73,691	234,337
Inmode, Ltd. (a)	90,111	3,216,963
Nano-X Imaging, Ltd. - ADR (a)(b)	81,366	600,481
Sisram Medical, Ltd. (e)	420,618	480,679
Total Health Care Equipment & Supplies		4,532,460
Household Durables - 0.6%
Maytronics, Ltd.	67,681	673,907
Independent Power and Renewable Electricity Producers - 2.6%
Energix-Renewable Energies, Ltd.	282,992	892,023
Enlight Renewable Energy, Ltd. (a)	746,204	1,528,455
OY Nofar Energy, Ltd. (a)	17,913	476,528
Total Independent Power and Renewable Electricity Producers		2,897,006
Interactive Media & Services - 0.8%
Taboola.com, Ltd. (a)	272,485	839,254
Internet & Direct Marketing Retail - 1.1%
Fiverr International, Ltd. (a)	41,306	1,203,657
IT Services - 4.7%
Formula Systems 1985, Ltd.	7,341	532,338
Matrix IT, Ltd.	36,952	774,130
One Software Technologies, Ltd.	44,553	620,049
Wix.com, Ltd. (a)	42,278	3,248,219
Total IT Services		5,174,736
Machinery - 1.2%
Kornit Digital, Ltd. (a)	57,902	1,330,009
Media - 1.7%
Perion Network, Ltd. (a)	54,889	1,388,691
Tremor International, Ltd. (a)	160,852	516,494
Total Media		1,905,185
Semiconductors & Semiconductor Equipment - 7.3%
Camtek, Ltd. (a)	38,206	839,004
Nova, Ltd. - ADR (a)(b)	28,973	2,366,515
Tower Semiconductor, Ltd. (a)	112,330	4,852,656
Total Semiconductors & Semiconductor Equipment		8,058,175
Software - 26.6% (d)
Cellebrite DI, Ltd. (a)(b)	98,840	430,942
Check Point Software Technologies, Ltd. (a)	63,220	7,975,835
CyberArk Software, Ltd. (a)	41,021	5,318,373
Hilan, Ltd.	16,008	794,229
JFrog Ltd. (a)	85,498	1,823,672
Magic Software Enterprises, Ltd.	23,102	368,176
Monday.com, Ltd. (a)(b)	19,525	2,382,050
Nice, Ltd. - ADR (a)(b)	42,483	8,169,480
Pagaya Technologies, Ltd. - ADR (a)(b)	736,570	913,347
Riskified, Ltd. (a)	128,341	592,935
WalkMe, Ltd. (a)(b)	53,001	592,551
Total Software		29,361,590
Technology Hardware, Storage & Peripherals - 1.7%
Nano Dimension, Ltd. - ADR (a)(b)	402,287	925,260
Stratasys, Ltd. (a)	81,987	972,366
Total Technology Hardware, Storage & Peripherals		1,897,626
Total Israel		67,900,598

Jersey - 3.9%
Health Care Equipment & Supplies - 3.9%
Novocure, Ltd. (a)	56,813	4,167,234

United States - 24.8%
Aerospace & Defense - 0.8%
Leonardo DRS, Inc. (a)(b)	71,676	916,019
Auto Components - 1.6%
Mobileye Global, Inc. - Class A (a)(b)	52,085	1,826,100
Biotechnology - 0.4%
Lineage Cell Therapeutics, Inc. (a)(b)	353,991	414,169
Pluri, Inc. (a)	1	1
Total Biotechnology		414,170
Electronic Equipment, Instruments & Components - 0.6%
Vishay Precision Group, Inc. (a)	17,010	657,437
Entertainment - 0.9%
Playtika Holding Corp. (a)	112,469	957,111
Insurance - 0.9%
Lemonade, Inc. (a)(b)	69,067	944,837
IT Services - 1.2%
Payoneer Global, Inc. (a)	249,115	1,362,659
Independent Power & Renewable Energy - 3.0%
Ormat Technologies, Inc.	37,030	3,261,497
Pharmaceuticals - 0.8%
Oramed Pharmaceuticals, Inc. (a)(b)	76,600	921,498
Semiconductors & Semiconductor Equipment - 7.6%
CEVA, Inc. (a)(b)	29,105	744,506
SolarEdge Technologies, Inc. (a)(b)	26,753	7,578,321
Total Semiconductors & Semiconductor Equipment		8,322,827
Software - 7.0% (d)
LivePerson, Inc. (a)	71,099	720,944
SentinelOne, Inc. - Class A (a)(b)	190,212	2,775,193
Varonis Systems, Inc. (a)	93,630	2,241,502
Verint Systems, Inc. (a)	53,374	1,936,409
Total Software		7,674,048
Total United States		27,258,203
TOTAL COMMON STOCKS (Cost $141,205,266)		109,388,418

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 17.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (c)	18,962,061	18,962,061
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $18,962,061)

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.08% (c)	736,568	736,568
TOTAL SHORT-TERM INVESTMENTS (Cost $736,568)		736,568

Total Investments (Cost $160,903,895) - 117.2%		129,087,047
Liabilities in Excess of Other Assets - (17.2)%		(18,953,051)
TOTAL NET ASSETS - 100.0%		$110,133,996

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at December 31, 2022.
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	As of December 31, 2022 the Fund had a significant portion of its assets in the Software Industry.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration to qualified institutional investors. At December 31, 2022, the market value of these securities total $480,679, which represents 0.4% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, SILX, AWYX, IVES, ITEQ and ETHO did not hold any fair valued securities. As of December 31, 2022, SILJ held three fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

ITEQ
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$109,388,418	$-	$-	$109,388,418
Short-Term Investments	736,568	-	-	736,568
Investments Purchased with Securities Lending Collateral*	-	-	-	18,962,061
Total Investments in Securities	$110,124,986	$-	$-	$129,087,047

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.